CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ 4,672	$ (1,562)	$ (3,562)
Other comprehensive income (loss), net
Net unrealized gains (losses) from derivatives	53	(89)	(76)
Reclassification adjustments for loss (gains) from derivatives included in net income	0	30	(19)
Total other comprehensive income (loss)	53	(59)	(95)
Total comprehensive income (loss)	$ 4,725	$ (1,621)	$ (3,657)